Deferred Compensation (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Aug. 31, 2015	Mar. 31, 2015	Nov. 30, 2014	Jul. 31, 2014
Deferred Compensation Details
Company issued shares to three employees an aggregate of						$ 30,000
Shares were valued at the fair value						$ 774,000
Shares were valued at the fair value per share						$ 25.8
Balance of unvested compensation cost expected to be recognized	$ 167,562	$ 418,547
Balance of unvested compensation cost expected	64,500	387,000
Balance of unvested compensation cost expected valued at	$ 2,500	$ 15,000
Balance of unvested compensation cost expected per share	$ 25.8	$ 25.8
Company issued shares of stock to a director				5,000	7,500
Issued shares of stock to an officer	2,500			2,500
Shares of stock to two consultants, subject to vesting restrictions	10,519
Company issued shares of stock to a director valued at	$ 191,000				$ 141,000
Company issued shares of stock to a director at per share	$ 10.6				$ 18.8
Company issued shares vested		16,519			33,037
Company issued shares of stock to an employee			1,250
Company issued shares of stock to an employee valued at			$ 11.8
Company issued shares of stock to an employee at per share			$ 14,750
Remaining shares vested during the year	1,501
Remaining shares vested during the year valued at	$ 15,905
Shares were unvested		1,250
Preferred Stock
Company is authorized to issue shares of preferred stock	10,000,000
Company is authorized to issue shares of preferred stock par value per share	$ 0.001